UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady® Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam RetirementReady® Funds
The fund's portfolios
10/31/09 (Unaudited)

2050 Fund	Shares	Value

Absolute Return Funds* 10.6%
Putnam Absolute Return 100 Fund (Class Y)	4,399	$45,489
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	15,379	166,245
Putnam Absolute Return 700 Fund (Class Y)	50,868	568,708

Total Absolute Return Funds (cost $765,216)		$780,442

Asset Allocation Funds* 89.0%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	399,562	5,370,119
Putnam Asset Allocation: Growth Portfolio (Class Y)	108,209	1,185,972

Total Asset Allocation Funds (cost $5,195,633)		$6,556,091

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	30,204	$30,204

Total Fixed Income Funds (cost $30,204)		$30,204

Total Investments (cost $5,991,053) (a)		$7,366,737

* Percentages indicated are based on net assets of $7,370,066

2045 Fund	Shares	Value

Absolute Return Funds* 11.0%
Putnam Absolute Return 100 Fund (Class Y)	14,674	$151,731
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	30,778	332,712
Putnam Absolute Return 700 Fund (Class Y)	101,802	1,138,142

Total Absolute Return Funds (cost $1,591,077)		$1,622,585

Asset Allocation Funds* 88.8%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	680,650	9,147,938
Putnam Asset Allocation: Growth Portfolio (Class Y)	358,716	3,931,531

Total Asset Allocation Funds (cost $10,280,228)		$13,079,469

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	61,137	$61,137

Total Fixed Income Funds (cost $61,137)		$61,137

Total Investments (cost $11,932,442) (a)		$14,763,191

* Percentages indicated are based on net assets of $14,727,082

2040 Fund	Shares	Value

Absolute Return Funds* 11.8%
Putnam Absolute Return 100 Fund (Class Y)	38,981	$403,060
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	45,423	491,024
Putnam Absolute Return 700 Fund (Class Y)	150,244	1,679,723

Total Absolute Return Funds (cost $2,526,586)		$2,573,807

Asset Allocation Funds* 87.8%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	724,040	9,731,105
Putnam Asset Allocation: Growth Portfolio (Class Y)	861,152	9,438,225

Total Asset Allocation Funds (cost $15,161,699)		$19,169,330

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	90,922	$90,922

Total Fixed Income Funds (cost $90,922)		$90,922

Total Investments (cost $17,779,207) (a)		$21,834,059

* Percentages indicated are based on net assets of $21,829,613

2035 Fund	Shares	Value

Absolute Return Funds* 13.7%
Putnam Absolute Return 100 Fund (Class Y)	79,772	$824,844
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	94,313	1,019,527
Putnam Absolute Return 700 Fund (Class Y)	230,243	2,574,113

Total Absolute Return Funds (cost $4,342,648)		$4,418,484

Asset Allocation Funds* 85.4%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	539,609	7,252,339
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,852,607	20,304,566

Total Asset Allocation Funds (cost $21,462,693)		$27,556,905

Fixed Income Funds* 0.9%
Putnam Money Market Fund (Class A)	298,051	$298,051

Total Fixed Income Funds (cost $298,051)		$298,051

Total Investments (cost $26,103,392) (a)		$32,273,440

* Percentages indicated are based on net assets of $32,253,433

2030 Fund	Shares	Value

Absolute Return Funds* 18.3%
Putnam Absolute Return 100 Fund (Class Y)	102,946	$1,064,463
Putnam Absolute Return 300 Fund (Class Y)	36,075	384,924
Putnam Absolute Return 500 Fund (Class Y)	180,614	1,952,441
Putnam Absolute Return 700 Fund (Class Y)	380,959	4,259,119

Total Absolute Return Funds (cost $7,529,135)		$7,660,947

Asset Allocation Funds* 79.3%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	339,873	$3,334,157
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	110,476	1,484,792
Putnam Asset Allocation: Growth Portfolio (Class Y)	2,585,524	28,337,349

Total Asset Allocation Funds (cost $26,267,852)		$33,156,298

Fixed Income Funds* 2.4%
Putnam Money Market Fund (Class A)	1,019,166	$1,019,166

Total Fixed Income Funds (cost $1,019,166)		$1,019,166

Total Investments (cost $34,816,153) (a)		$41,836,411

* Percentages indicated are based on net assets of $41,785,570

2025 Fund	Shares	Value

Absolute Return Funds* 26.0%
Putnam Absolute Return 100 Fund (Class Y)	162,063	$1,675,736
Putnam Absolute Return 300 Fund (Class Y)	167,037	1,782,288
Putnam Absolute Return 500 Fund (Class Y)	263,602	2,849,534
Putnam Absolute Return 700 Fund (Class Y)	568,850	6,359,745

Total Absolute Return Funds (cost $12,449,617)		$12,667,303

Asset Allocation Funds* 70.7%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,678,017	$16,461,344
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,636,920	17,940,643

Total Asset Allocation Funds (cost $28,164,199)		$34,401,987

Fixed Income Funds* 3.3%
Putnam Money Market Fund (Class A)	1,618,665	$1,618,665

Total Fixed Income Funds (cost $1,618,665)		$1,618,665

Total Investments (cost $42,232,481) (a)		$48,687,955

* Percentages indicated are based on net assets of $48,627,209

2020 Fund	Shares	Value

Absolute Return Funds* 34.9%
Putnam Absolute Return 100 Fund (Class Y)	210,910	$2,180,805
Putnam Absolute Return 300 Fund (Class Y)	342,178	3,651,037
Putnam Absolute Return 500 Fund (Class Y)	402,239	4,348,208
Putnam Absolute Return 700 Fund (Class Y)	589,760	6,593,521

Total Absolute Return Funds (cost $16,490,123)		$16,773,571

Asset Allocation Funds* 60.8%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,552,332	$25,038,377
Putnam Asset Allocation: Conservative Portfolio (Class Y)	168,502	1,460,909
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	251,171	2,752,837

Total Asset Allocation Funds (cost $23,846,467)		$29,252,123

Fixed Income Funds* 4.4%
Putnam Money Market Fund (Class A)	2,119,209	$2,119,209

Total Fixed Income Funds (cost $2,119,209)		$2,119,209

Total Investments (cost $42,455,799) (a)		$48,144,903

* Percentages indicated are based on net assets of $48,088,506

2015 Fund	Shares	Value

Absolute Return Funds* 45.4%
Putnam Absolute Return 100 Fund (Class Y)	321,135	$3,320,532
Putnam Absolute Return 300 Fund (Class Y)	625,230	6,671,202
Putnam Absolute Return 500 Fund (Class Y)	934,529	10,102,263
Putnam Absolute Return 700 Fund (Class Y)	517,419	5,784,740

Total Absolute Return Funds (cost $25,471,447)		$25,878,737

Asset Allocation Funds* 49.0%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,765,067	$17,315,311
Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,227,566	10,642,994
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $23,030,827)		$27,958,305

Fixed Income Funds* 5.7%
Putnam Money Market Fund (Class A)	3,243,248	$3,243,248

Total Fixed Income Funds (cost $3,243,248)		$3,243,248

Total Investments (cost $51,745,522) (a)		$57,080,290

* Percentages indicated are based on net assets of $57,015,702

2010 Fund	Shares	Value

Absolute Return Funds* 57.4%
Putnam Absolute Return 100 Fund (Class Y)	181,013	$1,871,674
Putnam Absolute Return 300 Fund (Class Y)	401,613	4,285,208
Putnam Absolute Return 500 Fund (Class Y)	570,583	6,167,999
Putnam Absolute Return 700 Fund (Class Y)	43,971	491,592

Total Absolute Return Funds (cost $12,634,483)		$12,816,473

Asset Allocation Funds* 36.7%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	101,599	$996,684
Putnam Asset Allocation: Conservative Portfolio (Class Y)	831,364	7,207,925
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $6,962,445)		$8,204,609

Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	1,309,080	$1,309,080

Total Fixed Income Funds (cost $1,309,080)		$1,309,080

Total Investments (cost $20,906,008) (a)		$22,330,162

* Percentages indicated are based on net assets of $22,328,313

Maturity Fund	Shares	Value

Absolute Return Funds* 60.2%
Putnam Absolute Return 100 Fund (Class Y)	133,456	$1,379,939
Putnam Absolute Return 300 Fund (Class Y)	303,113	3,234,217
Putnam Absolute Return 500 Fund (Class Y)	424,177	4,585,354
Putnam Absolute Return 700 Fund (Class Y)	--	--

Total Absolute Return Funds (cost $9,063,804)		$9,199,510

Asset Allocation Funds* 34.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	603,978	5,236,490
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $4,988,979)		$5,236,490

Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	900,689	$900,689

Total Fixed Income Funds (cost $900,689)		$900,689

Total Investments (cost $14,953,472) (a)		$15,336,689

* Percentages indicated are based on net assets of $15,292,419

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes

RetirementReady
2050 Fund	$1,301,660	$(13,926)	$1,287,734	$6,079,003
2045 Fund	2,755,819	(23,180)	2,732,639	12,030,552
2040 Fund	3,956,924	(46,097)	3,910,827	17,923,232
2035 Fund	5,990,805	(55,037)	5,935,768	26,337,672
2030 Fund	6,814,512	(44,681)	6,769,831	35,066,580
2025 Fund	6,156,254	(40,620)	6,115,634	42,572,321
2020 Fund	5,404,483	(20,729)	5,383,754	42,761,149
2015 Fund	3,773,460	(12,576)	3,760,884	53,319,406
2010 Fund	1,428,047	(3,008,242)	(1,580,195)	23,910,357
Maturity Fund	386,529	(1,925,854)	(1,539,325)	16,876,014

Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$52,865	$7,728	$-	$45,489

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	191,732	28,336	-	166,245

Putnam Absolute Return 700 Fund	651,697	96,599	-	568,708

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	607,318	1,593,363	-	5,370,119

Putnam Asset Allocation: Growth Portfolio	136,255	476,727	-	1,185,972

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	6,858	43,539	18	30,204

Totals	$1,646,725	$2,246,292	$18	$7,366,737

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$170,886	$20,273	$-	$151,731

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	372,049	45,045	-	332,712

Putnam Absolute Return 700 Fund	1,264,456	153,562	-	1,138,142

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	801,798	2,875,537	-	9,147,938

Putnam Asset Allocation: Growth Portfolio	823,728	1,256,760	-	3,931,531

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	14,804	169,906	15	61,137

Totals	$3,447,721	$4,521,083	$15	$14,763,191

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$451,271	$51,163	$-	$403,060

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	545,984	63,268	-	491,024

Putnam Absolute Return 700 Fund	1,855,676	215,688	-	1,679,723

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	959,684	3,304,919	-	9,731,105

Putnam Asset Allocation: Growth Portfolio	1,692,316	2,711,710	-	9,438,225

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	27,437	454,521	29	90,922

Totals	$5,532,368	$6,801,269	$29	$21,834,059

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$894,728	$76,154	$-	$824,844

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	1,097,376	92,828	-	1,019,527

Putnam Absolute Return 700 Fund	2,752,106	236,800	-	2,574,113

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	553,626	2,801,114	-	7,252,339

Putnam Asset Allocation: Growth Portfolio	2,852,868	5,588,201	-	20,304,566

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	146,147	714,242	57	298,051

Totals	$8,296,851	$9,509,339	$57	$32,273,440

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,145,830	$89,421	$-	$1,064,463

Putnam Absolute Return 300 Fund	409,347	30,460	-	384,924

Putnam Absolute Return 500 Fund	2,084,207	161,937	-	1,952,441

Putnam Absolute Return 700 Fund	4,518,205	353,355	-	4,259,119

Putnam Asset Allocation: Balanced Portfolio	3,535,613	264,389	19,098	3,334,157

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	203,960	1,775,427	-	1,484,792

Putnam Asset Allocation: Growth Portfolio	2,596,454	11,697,242	-	28,337,349

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	309,542	822,277	141	1,019,166

Totals	$14,803,158	$15,194,508	$19,239	$41,836,411

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,803,976	$140,717	$-	$1,675,736

Putnam Absolute Return 300 Fund	1,900,015	146,306	-	1,782,288

Putnam Absolute Return 500 Fund	3,044,727	240,273	-	2,849,534

Putnam Absolute Return 700 Fund	6,751,987	534,771	-	6,359,745

Putnam Asset Allocation: Balanced Portfolio	6,065,635	1,538,292	107,474	16,461,344

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	1,831,312	18,779,714	-	17,940,643

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	312,006	1,381,351	235	1,618,665

Totals	$21,709,658	$22,761,424	$107,709	$48,687,955

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$2,310,983	$146,464	$-	$2,180,805

Putnam Absolute Return 300 Fund	3,828,408	237,483	-	3,651,037

Putnam Absolute Return 500 Fund	4,571,131	288,954	-	4,348,208

Putnam Absolute Return 700 Fund	6,889,684	448,654	-	6,593,521

Putnam Asset Allocation: Balanced Portfolio	3,072,055	12,197,436	185,387	25,038,377

Putnam Asset Allocation: Conservative Portfolio	1,512,983	89,031	7,279	1,460,909

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	379,964	8,144,293	-	2,752,837

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	344,058	2,019,555	325	2,119,209

Totals	$22,909,266	$23,571,870	$192,991	$48,144,903

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$3,507,061	$211,461	$-	$3,320,532

Putnam Absolute Return 300 Fund	6,977,004	419,680	-	6,671,202

Putnam Absolute Return 500 Fund	10,584,302	631,434	-	10,102,263

Putnam Absolute Return 700 Fund	6,682,903	1,045,436	-	5,784,740

Putnam Asset Allocation: Balanced Portfolio	1,474,586	14,188,995	160,598	17,315,311

Putnam Asset Allocation: Conservative Portfolio	2,560,662	9,063,321	111,229	10,642,994

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	68,306	3,500,852	16,402	-

Putnam Money Market Fund	515,831	4,045,029	544	3,243,248

Totals	$32,370,655	$33,106,208	$288,773	$57,080,290

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$2,018,838	$160,939	$-	$1,871,674

Putnam Absolute Return 300 Fund	4,576,047	362,504	-	4,285,208

Putnam Absolute Return 500 Fund	6,604,411	530,819	-	6,167,999

Putnam Absolute Return 700 Fund	978,985	506,697	-	491,592

Putnam Asset Allocation: Balanced Portfolio	263,847	3,181,469	15,857	996,684

Putnam Asset Allocation: Conservative Portfolio	1,316,275	1,042,189	62,205	7,207,925

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	248,485	7,793,690	35,923	-

Putnam Money Market Fund	261,572	2,590,902	247	1,309,080

Totals	$16,268,460	$16,169,209	$114,232	$22,330,162

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,473,609	$104,051	$-	$1,379,939

Putnam Absolute Return 300 Fund	3,420,606	242,784	-	3,234,217

Putnam Absolute Return 500 Fund	4,857,211	346,835	-	4,585,354

Putnam Absolute Return 700 Fund	-	-	-	-

Putnam Asset Allocation: Balanced Portfolio	28,711	761,160	-	-

Putnam Asset Allocation: Conservative Portfolio	4,499,105	509,191	34,480	5,236,490

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	536,676	12,629,094	58,156	-

Putnam Money Market Fund	129,806	327,778	116	900,689

Totals	$14,945,724	$14,920,893	$92,752	$15,336,689

Market values are shown for those securities affiliated at period end.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Investments in Securities

Fund	Level 1	Level 2	Level 3

Putnam RetirementReady 2050 Fund	$7,366,737	$-	$-
Putnam RetirementReady 2045 Fund	14,763,191	-	-
Putnam RetirementReady 2040 Fund	21,834,059	-	-
Putnam RetirementReady 2035 Fund	32,273,440	-	-
Putnam RetirementReady 2030 Fund	41,836,411	-	-
Putnam RetirementReady 2025 Fund	48,687,955	-	-
Putnam RetirementReady 2020 Fund	48,144,903	-	-
Putnam RetirementReady 2015 Fund	57,080,290	-	-
Putnam RetirementReady 2010 Fund	22,330,162	-	-
Putnam RetirementReady Maturity Fund	15,336,689	-	-

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady® Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009